UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jeffrey T. Rauman, President/Chief Executive Officer
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202
(Name and address of agent for service)

(626) 914-7363
(Registrant's telephone number, including area code)

Date of fiscal year end: July 31, 2021

Date of reporting period: January 31, 2021

Item 1. Reports to Stockholders.

(a)

SEMI-ANNUAL REPORT
January 31, 2021

O’Shaughnessy Market Leaders Value Fund
Class I Shares – OFVIX

TABLE OF CONTENTS

Letter to Shareholders	1
Expense Example	3
Sector Allocation of Portfolio Assets	4
Schedule of Investments	5
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Financial Highlights	11
Notes to Financial Statements	12
Approval of Investment Advisory Agreement	18
Statement Regarding Liquidity Risk Management Program	20
Notice to Shareholders	21
Householding	21
Privacy Notice	22

O’Shaughnessy Market Leaders Value Fund

Market Leaders Value Fund

For the six-month fiscal period ended January 31, 2021, Class I shares of the O’Shaughnessy Market Leaders Value Fund (the “Market Leaders Value Fund”) returned 22.78%, outperforming the Russell 1000 Value® Index, which returned 17.00% for the same period.

During the period, having a lower exposure to mega cap stocks than the benchmark aided the strategy by 5.06%. We measure the impact of our focus on the top decile of stocks by Shareholder Yield, which added 4.93%. From the top decile of Shareholder Yield, we eliminate low quality stocks. This detracted -2.31% from relative returns. Finally, our portfolio construction methodology, which seeks to own more of stocks qualifying more frequently, recently, and with the highest overall factor profile detracted -1.91%.

Overall, sector allocation effects selection effects contributed to relative returns during the 6-month fiscal period. An overweight to Financials, having no exposure to Utilities, and an underweight to Consumer Staples were the largest contributors to allocation effects. These effects were mitigated, but still positive on the period, with an overweight to Health Care being the only significant sector that detracted from allocation effects.

Security selection in Financials, Information Technology, and Health Care were large contributors to performance. Selection within Consumer Staples, Communication Services and Consumer Discretionary were the only sectors that detracted from security selection.

Qualcomm, Inc., Synchrony Financial, Howmet Aerospace, Inc., and Seagate Technology PLC, all large weights in the portfolio, were positions that contributed the most to performance, as they were all up over 49% in the period. Large overweights to Western Union Co., ebay, Inc., and Biogen, Inc. detracted, as they were weak performers during the period. The absence of Disney Co. also detracted from performance.

Based on our historical research, the themes that we emphasize in the Market Leaders Value Fund should outperform over longer holding periods but can experience shorter periods of time when they are less successful. We believe the key to success with this type of strategy is patience, and we expect stocks with attractive yields, valuations, and quality to outperform in the years to come.

Market Outlook – Market Leaders Value

Most pivotal moments in history are only deemed ‘historic’ after they transpired, and the benefits of hindsight unveil their true impact. On rare occasions, however, we can identify a historic event in real-time. The 2020 calendar year is a prime example.

This past year was historic for a myriad of reasons, but most notably the global shutdown of economic activity and shelter-in-place mandates at an unprecedented scale. As a species, we tend to look to the past for comfort in times of uncertainty, and in this instance a parallel was found almost exactly 100 years ago in 1918 with the Spanish Flu. The similarities with our modern situation are striking, as the 1918 Spanish Flu was followed by a series of nationwide protests and riots sparked by racial tension during what was later called “The Red Summer of 1919”. Shortly thereafter, our nation held a presidential election. A familiar progression.

Many investors and commentators have remarked that COVID-19 has accelerated the trends that were already unfolding pre-pandemic. One of those trends has been the adoption of software and digital infrastructure outside of the tech-heavy sectors like Information Technology & Communication Services.

Brick-and-mortar retailers, for example, were forced into building extensive e-commerce networks after some stores were forced to close in government shutdowns, and all suffered from precipitous declines in foot traffic. Like Sears expanded its retail presence following the birth of automobiles, traditional brick-and-mortar retailers have pivoted to an expanded online presence due to the pandemic.

On the backs of strong performance in the fourth quarter, and the evolving dynamics discussed earlier, we believe that Value could extend its outperformance in the coming years as legacy companies outside of the tech sector have adopted the innovative software and e-commerce presence that has aimed to disrupt their businesses for years. Revitalized companies like a Target or Kroger are prime examples of what can happen when companies with good business practices and balance sheets adopt a new technology that further empowers their operations and business growth.

O’Shaughnessy Market Leaders Value Fund

As long-term investors, we expect periodic downturns to occur and believe that discipline in our factor-based approach should lead to positive excess returns. As this year progresses, we will continue to focus on our niche of the market: quality companies, often trading at out-of-favor prices, which are aggressively returning capital to equity shareholders through dividends and share repurchases, and/or exhibit strong momentum. Given the weight of the evidence—across decades of empirical research and our own live performance—we expect strong performance in the future.

Given the Fund’s positioning relative to their benchmarks—measured by the key characteristics we use in our stock selection process—we believe the Fund is well situated for the remainder of 2021.

Past performance does not guarantee future results.  Opinions expressed are subject to change at any time, are not guaranteed and should not be considered investment advice.

Investments in foreign securities involve political, economic and currency risks, greater volatility, and differences in accounting methods. Emerging markets countries involve greater risks, such as immature economic structures, national policies restricting investments by foreigners, and different legal systems. Such risks may be magnified with respect to securities of issuers in frontier emerging markets. Real estate investment trusts and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt and erratic price movements than the overall securities markets. Investments in small-and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. Risks of derivatives include the possible imperfect correlation between the value of instruments and the underlying assets; risks of default by the other party to the transaction; risks that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risks that instruments may not be liquid. The Market Leaders Value Fund may experience higher fees and is subject to additional risks due to investments in other investment companies (including ETFs).

Fund holdings and sector allocations are subject to change at any time and are not recommendations to buy or sell any security. Please read the Schedule of Investments for a complete list of Fund holdings.

The Russell 1000 Value® Index (“Russell 1000”) measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 companies with lower price-to-book ratios and lower expected growth values.

You cannot invest directly in an index.

“Dividend yield” is the financial ratio that shows how much a company pays out in dividends each year relative to its share price (equal to most recent dividend payment per share (annualized) divided by price per share).

“Cash Flows” are the net amount of cash and cash-equivalents moving into and out of a business. “Price-to-Earnings Ratio” or “P/E valuation” is a ratio for valuing a company that measures its current share price relative to its per-share earnings (equal to Market Value per Share divided by Earnings per Share).

“Return on capital” (ROC) is a ratio used as a measure of the profitability and value-creating potential of companies after taking into account the amount of initial capital invested. The ratio is calculated by dividing the after-tax operating income by the book value of both debt and equity capital less cash/equivalents.

Earnings growth is not representative of the Fund’s future performance.

Must be preceded or accompanied by a prospectus.

The O’Shaughnessy Market Leaders Value Fund is distributed by Quasar Distributors, LLC.

O’Shaughnessy Market Leaders Value Fund

Expense Example
at January 31, 2021 (Unaudited)

Shareholders in mutual funds generally incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service fees, and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (8/1/20 – 1/31/21).

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent.  The Example below includes, but is not limited to, management fees, fund accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” for your fund and class to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the tables useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	8/1/20	1/31/21	8/1/20 – 1/31/21
Actual	$1,000.00	$1,227.80	$3.43
Hypothetical (5% return before expenses)	$1,000.00	$1,022.13	$3.11

*
Expenses are equal to the Fund’s annualized expense ratio of 0.61%, multiplied by the average account value over the period, multiplied by 184 (days in the most recent fiscal half-year)/365 days to reflect the one-half year expense.

O’Shaughnessy Market Leaders Value Fund

Sector Allocation of Portfolio Assets
at January 31, 2021 (Unaudited)

Percentages represent market value as a percentage of total investments.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments
at January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS – 91.66%
	Aerospace & Defense – 1.21%
47,837	Howmet Aerospace, Inc.	$1,175,834
6,671	L3Harris Technologies, Inc.	1,144,143
		2,319,977
	Airlines – 0.27%
13,367	Delta Air Lines, Inc.	507,411

	Biotechnology – 2.18%
14,793	Biogen, Inc.*	4,180,650

	Building Products – 5.12%
128,161	Johnson Controls International PLC#	6,384,980
62,903	Masco Corp.	3,416,262
		9,801,242
	Capital Markets – 7.16%
32,684	Ameriprise Financial, Inc.	6,467,183
66,494	Morgan Stanley	4,458,423
36,852	State Street Corp.	2,579,640
1,250	T. Rowe Price Group, Inc.	195,600
		13,700,846
	Chemicals – 5.21%
42,767	Celanese Corp.	5,223,989
18,821	Dow, Inc.	976,810
43,859	LyondellBasell Industries NV – Class A#	3,761,348
		9,962,147
	Commercial Banks – 10.78%
144,638	Bank of America Corp.	4,288,516
24,807	Bank of New York Mellon Corp.	988,063
47,573	Citigroup, Inc.	2,758,758
87,260	Fifth Third Bancorp	2,524,432
31,163	JPMorgan Chase & Co.	4,009,742
3,673	M&T Bank Corp.	486,562
25,757	PNC Financial Services Group, Inc.	3,696,645
102,001	Regions Financial Corp.	1,735,037
3,775	U.S. Bancorp	161,759
		20,649,514
	Computers & Peripherals – 1.08%
31,090	NetApp, Inc.	2,065,620

	Consumer Finance – 4.74%
42,058	Ally Financial, Inc.	1,591,475
222,086	Synchrony Financial	7,473,194
		9,064,669
	Containers & Packaging – 1.65%
289,381	Amcor PLC#	3,165,828

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Diversified Financial Services – 0.93%
72,002	Equitable Holdings, Inc.	$1,784,210

	Diversified Telecommunication Services – 3.15%
130,809	AT&T, Inc.	3,745,062
183,164	Lumen Technologies, Inc.	2,267,570
		6,012,632
	Electrical Equipment – 1.29%
20,968	Eaton Corp. PLC#	2,467,934

	Food & Staples Retailing – 0.46%
25,680	Kroger Co.	885,960

	Health Care Providers & Services – 4.55%
35,585	McKesson Corp.	6,208,515
11,724	Molina Healthcare, Inc.*	2,504,364
		8,712,879
	Insurance – 3.72%
10,023	Allstate Corp.	1,074,265
105,833	MetLife, Inc.	5,095,859
12,033	Prudential Financial, Inc.	941,943
		7,112,067
	Internet & Direct Marketing Retail – 4.76%
1,059	Booking Holdings, Inc.*	2,059,045
125,085	eBay, Inc.	7,068,553
		9,127,598
	IT Services – 2.07%
178,162	Western Union Co.	3,967,668

	Life Sciences Tools & Services – 3.54%
25,494	Waters Corp.*	6,747,497

	Machinery – 2.93%
23,923	Cummins, Inc.	5,608,029

	Media – 6.00%
29,524	Altice USA, Inc. – Class A*	1,050,169
5,786	Charter Communications, Inc. – Class A*	3,515,342
14,507	Discovery, Inc. – Class A*	600,880
246,793	Liberty Global PLC – Class C*#	5,962,519
5,568	Omnicom Group, Inc.	347,332
		11,476,242
	Oil, Gas & Consumable Fuels – 2.04%
7,272	Chevron Corp.	619,574
29,882	ConocoPhillips	1,196,176

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Schedule of Investments (Continued)
at January 31, 2021 (Unaudited)

Shares		Value
	COMMON STOCKS (Continued)
	Oil, Gas & Consumable Fuels (Continued)
25,114	Kinder Morgan, Inc.	$353,605
81,824	Williams Companies, Inc.	1,737,124
		3,906,479
	Pharmaceuticals – 1.05%
9,648	Eli Lilly & Co.	2,006,495

	Semiconductors & Semiconductor Equipment – 4.11%
2,541	Lam Research Corp.	1,229,717
39,644	QUALCOMM, Inc.	6,195,564
3,883	Teradyne, Inc.	440,643
		7,865,924
	Software – 3.14%
4,096	Citrix Systems, Inc.	546,038
90,185	Oracle Corp.	5,449,880
		5,995,918
	Technology Hardware, Storage & Peripherals – 4.36%
10,361	Apple, Inc.	1,367,238
18,081	HP, Inc.	440,092
98,954	Seagate Technology PLC#	6,542,838
		8,350,168
	Tobacco – 4.16%
153,726	Altria Group, Inc.	6,315,064
20,543	Philip Morris International, Inc.	1,636,250
		7,951,314
	Total Common Stocks (Cost $144,574,616)	175,396,918

	REITs – 6.72%
	Equity Real Estate Investment Trusts (REITs) – 6.72%
309,823	Annaly Capital Management, Inc.	2,515,763
12,620	Boston Properties, Inc.	1,151,827
15,568	Essex Property Trust, Inc.	3,730,248
179,290	Host Hotels & Resorts, Inc.	2,429,380
23,559	Simon Property Group, Inc.	2,189,338
21,160	Vornado Realty Trust	841,322
	Total REITs (Cost $12,337,004)	12,857,878
	Total Investments in Securities (Cost $156,911,620) – 98.38%	188,254,796
	Other Assets in Excess of Liabilities – 1.62%	3,097,456
	Net Assets – 100.00%	$191,352,252

*	Non-income producing security.
#	U.S. traded security of a foreign issuer.
REIT – Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services, LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statement of Assets and Liabilities
at January 31, 2021 (Unaudited)

ASSETS
Investments in securities, at value (cost $156,911,620)	$188,254,796
Cash	1,575,893
Receivables:
Securities sold	491,786
Fund shares issued	1,551,142
Dividends	189,022
Dividend tax reclaim	11,776
Prepaid expenses	32,442
Total assets	192,106,857

LIABILITIES
Payables:
Fund shares redeemed	172,385
Securities purchased	425,285
Administration fees	8,314
Audit fees	31,586
Transfer agent fees and expenses	22,655
Due to Advisor (Note 4)	67,945
Custody fees	4,534
Fund accounting fees	5,738
Chief Compliance Officer fee	6,385
Trustee fees and expenses	1,111
Shareholder reporting	6,726
Accrued other expenses	1,941
Total liabilities	754,605
NET ASSETS	$191,352,252

CALCULATION OF NET ASSET VALUE PER SHARE
Class I Shares
Net assets applicable to shares outstanding	$191,352,252
Shares issued and outstanding
[unlimited number of shares (par value $0.01) authorized]	13,321,715
Net asset value, offering and redemption price per share	$14.36

COMPONENTS OF NET ASSETS
Paid-in capital	$216,768,609
Total distributable deficit	(25,416,357)
Net assets	$191,352,252

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statement of Operations
For the Six Months Ended January 31, 2021 (Unaudited)

INVESTMENT INCOME
Income
Dividends	$2,268,550
Total income	2,268,550
Expenses
Advisory fees (Note 4)	359,337
Transfer agent fees and expenses (Note 4)	49,083
Administration fees (Note 4)	23,735
Fund accounting fees (Note 4)	16,509
Registration fees	16,350
Chief Compliance Officer fee (Note 4)	11,382
Audit fees	10,586
Custody fees (Note 4)	7,847
Trustee fees and expenses	7,413
Reports to shareholders	7,116
Legal fees	4,451
Miscellaneous expense	4,198
Insurance expense	2,335
Total expenses	520,342
Net investment income	1,748,208

REALIZED AND UNREALIZED GAIN ON INVESTMENTS
Net realized gain on investments	888,536
Net change in unrealized appreciation on investments	30,808,941
Net realized and unrealized gain on investments	31,697,477
Net increase in net assets resulting from operations	$33,445,685

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Statements of Changes in Net Assets

	Six Months Ended
	January 31, 2021	Year Ended
	(Unaudited)	July 31, 2020
INCREASE/(DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income	$1,748,208	$4,402,606
Net realized gain/(loss) on investments	888,536	(31,988,182)
Net change in unrealized
appreciation/(depreciation) on investments	30,808,941	(7,659,788)
Net increase/(decrease) in net assets
resulting from operations	33,445,685	(35,245,364)

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(3,799,998)	(4,001,095)
Total distributions to shareholders	(3,799,998)	(4,001,095)

CAPITAL SHARE TRANSACTIONS
Net increase/(decrease) in net assets derived
from net change in outstanding shares (a)	726,151	(7,428,421)
Total increase/(decrease) in net assets	30,371,838	(46,674,880)

NET ASSETS
Beginning of period	160,980,414	207,655,294
End of period	$191,352,252	$160,980,414

(a) A summary of share transactions is as follows:

Class I Shares
Net proceeds from shares sold	$30,356,358	$97,069,831
Distributions reinvested	3,252,296	3,538,840
Payment for shares redeemed+	(32,882,503)	(108,037,092)
Net increase/(decrease) in net assets from capital share transactions	$726,151	$(7,428,421)
+ Net of redemption fees of	$—	$1,196

Class I Shares
Shares sold	2,258,646	7,811,569
Shares issued on reinvestment of distributions	231,645	252,594
Shares redeemed	(2,638,561)	(9,820,961)
Net decrease in shares outstanding	(148,270)	(1,756,798)

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Financial Highlights
For a share outstanding throughout each period

Class I Shares
	Six Months
	Ended		Year	Year	Year	Year	February 26,
	January 31,		Ended	Ended	Ended	Ended	2016* to
	2021		July 31,	July 31,	July 31,	July 31,	July 31,
	(Unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$11.95		$13.64	$14.78	$13.26	$10.87	$10.00

Income from investment operations:
Net investment income	0.15		0.27 †	0.24 †	0.22 †	0.22 †	0.08	†
Net realized and unrealized
gain/(loss) on investments	2.57		(1.73)	(0.49)	1.82	2.29	0.79
Total from investment operations	2.72		(1.46)	(0.25)	2.04	2.51	0.87

Less distributions:
From net investment income	(0.31)		(0.23)	(0.12)	(0.18)	(0.12)	—
From net realized gain on investments	—		—	(0.77)	(0.34)	—	—
Total distributions	(0.31)		(0.23)	(0.89)	(0.52)	(0.12)	—

Redemption fees retained	—		0.00 †^	0.00 †^	0.00 †^	0.00 †^	0.00	†^

Net asset value, end of period	$14.36		$11.95	$13.64	$14.78	$13.26	$10.87

Total return	22.78	%++	-10.97%	-0.90%	15.58%	23.25%	8.70	%++

Ratios/supplemental data:
Net assets, end of period (thousands)	$191,352		$160,980	$207,655	$140,048	$56,835	$15,284

Ratio of expenses to average net assets:
Before fee waiver and
expense reimbursement	0.61	%+	0.57%	0.59%	0.74%	1.20%	2.98	%+
After fee waiver and
expense reimbursement	0.61	%+	0.57%	0.59%	0.65%	0.65%	0.65	%+

Ratio of net investment income/(loss)
to average net assets:
Before fee waiver and
expense reimbursement	2.06	%+	2.09%	1.76%	1.46%	1.23%	(0.63	)%+
After fee waiver and
expense reimbursement	2.06	%+	2.09%	1.76%	1.55%	1.78%	1.70	%+
Portfolio turnover rate	39.76	%++	83.04%	53.98%	50.95%	63.30%	2.32	%++

*	Commencement of operations.
+	Annualized.
++	Not annualized.
†	Based on average shares outstanding.
^	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements
at January 31, 2021 (Unaudited)

NOTE 1 – ORGANIZATION

The O’Shaughnessy Market Leaders Value Fund (the “Fund”) is a series of Advisors Series Trust (the “Trust”), which is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”. The Fund, which is a diversified fund, began operations on February 26, 2016. The investment objective of the Fund is to seek long-term capital appreciation. The Fund currently offers only Class I shares.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

A.	Security Valuation: All investments in securities are recorded at their estimated fair value, as described in note 3.

B.
Federal Income Taxes: It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income or excise tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.  The tax returns of the Fund’s prior three fiscal years are open for examination.  Management has reviewed all open tax years in major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax events relating to uncertain income tax positions taken or expected to be taken on a tax return. The Fund identifies its major tax jurisdictions as U.S. Federal and the state of Wisconsin; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions, Income and Distributions: Security transactions are accounted for on the trade date.  Realized gains and losses on securities sold are determined on the basis of identified cost. Interest income is recorded on an accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

The Fund distributes substantially all net investment income, if any, and net realized gains, if any, annually. Distributions from net realized gains for book purposes may include short-term capital gains.  All short-term capital gains are included in ordinary income for tax purposes. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differ from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent, such amounts are reclassified within the capital accounts based on their Federal tax treatment.

Common expenses of the Trust are typically allocated among the funds in the Trust based on a fund’s respective net assets, or by other equitable means.

D.
Reclassification of Capital Accounts: Accounting principles generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share.

E.
Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

F.
REITs: The Fund may invest in real estate investment trusts (“REITs”) which pay dividends to their shareholders based upon funds available from operations.  It is quite common for these dividends to exceed the REIT’s taxable earnings and profits resulting in the excess portion of such dividends being designated as

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements (Continued)
at January 31, 2021 (Unaudited)

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES (Continued)

a return of capital.  The Fund intends to include the gross dividends from such REITs in their annual distributions to its shareholders and, accordingly, a portion of the Fund’s distributions may also be designated as a return of capital.

G.
Foreign Currency:  Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated to U.S. dollar amounts on the respective dates of such transactions.

The Fund does not isolate those portions of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

H.
Events Subsequent to the Fiscal Period End: In preparing the financial statements as of January 31, 2021, management considered the impact of subsequent events for potential recognition or disclosure in the financial statements.  Management has determined there were no subsequent events that would need to be disclosed in the Fund’s financial statements.

NOTE 3 – SECURITIES VALUATION

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis.

The Fund determines the fair value of its investments and computes its net asset value per share as of the close of regular trading on the New York Stock Exchange (4:00 pm EST).

Equity Securities: The Fund’s investments are carried at fair value. Equity securities, including common stocks and real estate investment trusts, that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market system for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices.

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements (Continued)
at January 31, 2021 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

Over-the-counter securities which are not traded in the NASDAQ Global Market System shall be valued at the most recent sales price. The values for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by a recognized independent pricing agent. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.

Investment Companies: Investments in open-end mutual funds, including money market funds, are generally priced at their net asset value per share provided by the service agent of the funds and will be classified in level 1 of the fair value hierarchy.

Short-Term Securities: Short-term debt securities, including those securities having a maturity of 60 days or less, are valued at the evaluated mean between the bid and asked prices. To the extent the inputs are observable and timely, these securities would be classified in level 2 of the fair value hierarchy.

The Board of Trustees (“Board”) has delegated day-to-day valuation issues to a Valuation Committee of the Trust which is comprised of representatives from the Fund’s administrator, U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”). The function of the Valuation Committee is to value securities where current and reliable market quotations are not readily available, or the closing price does not represent fair value by following procedures approved by the Board. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. All actions taken by the Valuation Committee are subsequently reviewed and ratified by the Board.

Depending on the relative significance of the valuation inputs, fair valued securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Fund’s securities as of January 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$17,488,873	$—	$—	$17,488,873
Consumer Discretionary	9,127,599	—	—	9,127,599
Consumer Staples	8,837,274	—	—	8,837,274
Energy	3,906,480	—	—	3,906,480
Financials	52,311,307	—	—	52,311,307
Health Care	21,647,520	—	—	21,647,520
Industrials	20,704,594	—	—	20,704,594
Information Technology	28,245,296	—	—	28,245,296
Materials	13,127,975	—	—	13,127,975
Total Common Stocks	175,396,918	—	—	175,396,918
REITs	12,857,878	—	—	12,857,878
Total Investments in Securities	$188,254,796	$—	$—	$188,254,796

Refer to the Fund’s schedule of investments for a detailed break-out of securities by industry classification.

In August 2018, the Financial Accounting Standards Board issued Accounting Standard Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework—Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The primary focus of ASU 2018-13 is to improve the effectiveness of the disclosure requirements for fair value measurements. The changes affect all companies that are required to include fair value measurement disclosures. In general, the amendments in ASU 2018-13 are effective for all entities for fiscal years and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt the removed or modified disclosures upon the issuance of ASU 2018-13 and may delay adoption of the additional disclosures, which are required for public companies only, until their effective date.  The Fund has adopted all applicable provisions of ASU 2018-13.

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements (Continued)
at January 31, 2021 (Unaudited)

NOTE 3 – SECURITIES VALUATION (Continued)

The global outbreak of COVID-19 (commonly referred to as “coronavirus”) has disrupted economic markets and the prolonged economic impact is uncertain.  The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known.  The operational and financial performance of the issuers of securities in which the Fund invests depends on future developments, including the duration and spread of the outbreak, and such uncertainty may in turn adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance.

NOTE 4 – INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

O’Shaughnessy Asset Management, LLC (the “Advisor”) provides the Fund with investment management services under an investment advisory agreement. The Advisor furnishes all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a fee, computed daily and payable monthly. The Fund pays fees calculated at an annual rate of 0.55% of average daily net assets for the first $25 million of assets, 0.45% of the Fund’s average daily net assets for the next $75 million of assets, and 0.35% of the Fund’s average daily net assets in excess of $100 million. For the six months ended January 31, 2021, the Fund incurred $359,337 in advisory fees.

The Fund is responsible for its own operating expenses. The Advisor has contractually agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses (excluding acquired fund fees and expenses, taxes, interest expense, extraordinary expenses or class specific expenses such as Rule 12b-1 fees or shareholder servicing plan fees) to the extent necessary to limit the Fund’s aggregate annual operating expenses to 0.65% of average daily net assets.

Effective November 28, 2018, the Fund discontinued its temporary expense limitation agreement, therefore, any fees waived beginning November 28, 2018 will be subject to recapture. The Advisor is not able to recoup fees waived prior to November 28, 2018.

The Advisor may request recoupment of previously waived fees and paid expenses in any subsequent month in the 36-month period from the date of the management fee reduction and expense payment if the aggregate amount actually paid by the Fund towards the operating expenses for such fiscal year (taking into account the reimbursement) will not cause the Fund to exceed the lesser of: (1) the expense limitation in place at the time of the management fee reduction and expense payment; or (2) the expense limitation in place at the time of the reimbursement. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund’s payment of current ordinary operating expenses. For the six months ended January 31, 2021, there were no expenses waived or recouped by the Advisor.  At January 31, 2021, there were no cumulative expenses subject to recapture.

Fund Services serves as the Fund’s administrator, fund accountant and transfer agent. U.S. Bank N.A. serves as custodian (the “Custodian”) to the Fund.  The Custodian is an affiliate of Fund Services.  Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of fund expenses, reviews expense accruals and prepares materials supplied to the Board of Trustees.  The officers of the Trust, including the Chief Compliance Officer, are employees of Fund Services.  Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended January 31, 2021 are disclosed in the statement of operations.

Quasar Distributors, LLC (“Quasar” or the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. Quasar is a wholly-owned broker-dealer subsidiary of Foreside Financial Group, LLC.

NOTE 5 – SHAREHOLDER SERVICING FEE

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Advisor, under which the Fund may pay servicing fees at an annual rate of up to 0.15% of the Fund’s average daily net assets. Payments to the Advisor under the Agreement may reimburse the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements (Continued)
at January 31, 2021 (Unaudited)

NOTE 5 – SHAREHOLDER SERVICING FEE (Continued)

assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the six months ended January 31, 2021, the Fund did not accrue shareholder servicing fees.

NOTE 6 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2021, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $65,156,855 and $68,386,704, respectively.

NOTE 7 – LINE OF CREDIT

The Fund has an uncommitted line of credit in the amount of $5,000,000. This line of credit is intended to provide short-term financing, if necessary, subject to certain restrictions, in connection with shareholder redemptions.  The credit facility is with the Fund’s custodian, U.S. Bank N.A. During the six months ended January 31, 2021, the Fund did not draw upon its line of credit.

NOTE 8 – INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six months ended January 31, 2021 and the year ended July 31, 2020 was as follows:

	January 31, 2021	July 31, 2020
Ordinary income	$3,799,998	$4,001,095

As of July 31, 2020, the Fund’s most recent fiscal year end, the components of accumulated earnings/(losses) on a tax basis were as follows:

Cost of investments (a)	$160,509,672
Gross tax unrealized appreciation	16,887,748
Gross tax unrealized depreciation	(17,599,233)
Net tax unrealized depreciation (a)	(711,485)
Undistributed ordinary income	2,464,567
Undistributed long-term capital gain	—
Total distributable earnings	2,464,567
Other accumulated gains/(losses)	(56,815,226)
Total accumulated earnings/(losses)	$(55,062,144)

(a)	The difference between book basis and tax basis net unrealized depreciation and cost are attributable primarily to the tax deferral of losses on wash sales adjustments.

At July 31, 2020, the Fund had short-term and long-term capital loss carryforwards of $53,559,214 and $3,191,517, respectively.  These capital losses may be carried forward indefinitely to offset future gains.  The Fund’s acquired losses are subject to an annual Section 382 limit of $80,485 in 2020 and thereafter.

At July 31, 2020, the Fund deferred, on a tax basis, late year losses of $64,495.

NOTE 9 – PRINCIPAL RISKS

Below is a summary of some, but not all, of the principal risks of investing in the Fund, each of which may adversely affect the Fund’s net asset value and total return. The Fund’s most recent prospectus provides further descriptions of the Fund’s investment objective, principal investment strategies and principal risks.

•
Market and Regulatory Risk. Events in the financial markets and economy may cause volatility and uncertainty and adversely impact the Fund’s performance. Market events may affect a single issuer, industry, sector, or the market as a whole. Traditionally liquid investments may experience periods of diminished

O’Shaughnessy Market Leaders Value Fund

Notes to Financial Statements (Continued)
at January 31, 2021 (Unaudited)

NOTE 9 – PRINCIPAL RISKS (Continued)

liquidity. Governmental and regulatory actions, including tax law changes, tariffs and global trade concerns, may also impair portfolio management and have unexpected or adverse consequences on particular markets, strategies, or investments. The Fund’s investments may decline in value due to factors affecting individual issuers (such as the results of supply and demand), or sectors within the securities markets. The value of a security or other investment also may go up or down due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in interest rates or exchange rates, or adverse investor sentiment generally. In addition, unexpected events and their aftermaths, such as the spread of deadly diseases; natural, environmental or man-made disasters; financial, political or social disruptions; terrorism and war; and other tragedies or catastrophes, can cause investor fear and panic, which can adversely affect the economies of many companies, sectors, nations, regions and the market in general, in ways that cannot necessarily be foreseen.

•
Sector Risk. To the extent a Fund invests a significant portion of its assets in the securities of companies in the same sector of the market, the Fund is more susceptible to economic, political, regulatory and other occurrences influencing those sectors.

•
Foreign Securities and Emerging Markets Risk. The risks of investing in the securities of foreign issuers, including emerging market issuers and depositary receipts, can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues. These risks are greater in emerging markets.

•
Depositary Receipt Risk. A Fund’s equity investments may take the form of sponsored or unsponsored depositary receipts. Holders of unsponsored depositary receipts generally bear all the costs of such facilities and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

•
Small- and Medium-Sized Companies Risk. Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people. The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
REITs and Foreign Real Estate Company Risk. Investing in REITs and foreign real estate companies makes a Fund more susceptible to risks associated with the ownership of real estate and with the real estate industry in general, as well as tax compliance risks, and may involve duplication of management fees and other expenses. REITs and foreign real estate companies may be less diversified than other pools of securities, may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets.

•
Frontier Markets Risk. There is an additional increased risk of price volatility associated with frontier market countries (pre-emerging markets), which may be further magnified by currency fluctuations relative to the U.S. dollar. Frontier market countries generally have smaller economies or less developed capital markets than in more advanced emerging markets and, as a result, the risks of investing in emerging market countries may be magnified in frontier market countries.

•
Value Style Investing Risk. At times when the value investing style is out of favor, the Fund may underperform other funds that use different investing styles. Value stocks may be purchased based upon the belief that a given security may be out of favor; that belief may be misplaced or the security may stay out of favor for an extended period of time.

O’Shaughnessy Market Leaders Value Fund

Approval of Investment Advisory Agreement
(Unaudited)

At meetings held on October 19-20 and December 10-11, 2020, the Board (which is comprised of four persons, all of whom are Independent Trustees as defined under the Investment Company Act of 1940, as amended), considered and approved, for another annual term, the continuance of the investment advisory agreement (the “Advisory Agreement”) between Advisors Series Trust (the “Trust”) and O’Shaughnessy Asset Management, LLC (the “Advisor”) on behalf of the O’Shaughnessy Markets Leaders Value Fund (the “Market Leaders Value Fund” or the “Fund”).  At both meetings, the Board received and reviewed substantial information regarding the Fund, the Advisor and the services provided by the Advisor to the Fund under the Advisory Agreement.  This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.  Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s approval of the continuance of the Advisory Agreement:

1.
THE NATURE, EXTENT AND QUALITY OF THE SERVICES PROVIDED AND TO BE PROVIDED BY THE ADVISOR UNDER THE ADVISORY AGREEMENT.  The Board considered the nature, extent and quality of the Advisor’s overall services provided to the Fund, as well as its responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Advisor involved in the day-to-day activities of the Fund.  The Board also considered the resources and compliance structure of the Advisor, including information regarding its compliance program, its chief compliance officer and the Advisor’s compliance record, as well as the Advisor’s cybersecurity program, liquidity risk management program, business continuity plan, and risk management process.  Additionally, the Board considered how the Advisor’s business continuity plan has operated during the recent COVID-19 pandemic.  The Board further considered the prior relationship between the Advisor and the Trust, as well as the Board’s knowledge of the Advisor’s operations, and noted that during the course of the prior year they had met with certain personnel of the Advisor to discuss Fund performance and investment outlook as well as various marketing and compliance topics.  The Board concluded that the Advisor had the quality and depth of personnel, resources, investment processes, and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
THE FUND’S’ HISTORICAL PERFORMANCE AND THE OVERALL PERFORMANCE OF THE ADVISOR.  In assessing the quality of the portfolio management delivered by the Advisor, the Board reviewed the short-term and long-term performance of the Fund as of June 30, 2020 on both an absolute basis and in comparison to its peer funds utilizing Morningstar classifications, an appropriate securities market benchmark, and the Advisor’s similarly managed accounts.  While the Board considered both short-term and long-term performance, it placed greater emphasis on longer term performance.  When reviewing performance against the comparative peer group universe, the Board took into account that the investment objectives and strategies of the Fund, as well as its level of risk tolerance, may differ significantly from funds in the peer universe.  When reviewing the Fund’s performance against a broad market benchmark, the Board took into account the differences in portfolio construction between the Fund and such benchmark as well as other differences between actively managed funds and passive benchmarks, such as objectives and risks. In assessing periods of relative underperformance or outperformance, the Board took into account that relative performance can be significantly impacted by performance measurement periods and that some periods of underperformance may be transitory in nature while others may reflect more significant underlying issues.

The Board noted that the Fund underperformed the peer group median of its Morningstar comparative universe for the one- and three-year periods ended June 30, 2020. The Board also reviewed the performance of the Fund against a broad-based securities market benchmark, noting that it had underperformed its primary benchmark index for the one- and three-year periods ended June 30, 2020.

The Board also considered the Fund’s performance compared to the Advisor’s similarly managed composite, noting that the Fund had underperformed its similarly managed composite for the one- and three-year periods.

O’Shaughnessy Market Leaders Value Fund

Approval of Investment Advisory Agreement (Continued)
(Unaudited)

3.
THE COSTS OF THE SERVICES TO BE PROVIDED BY THE ADVISOR AND THE STRUCTURE OF THE ADVISOR’S FEE UNDER THE ADVISORY AGREEMENT.  In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds and the Advisor’s similarly managed separate accounts for other types of clients, as well as all expense waivers and reimbursements.  When reviewing fees charged to other similarly managed accounts, the Board took into account the type of account and the differences in the management of that account that might be germane to the difference, if any, in the fees charged to such accounts.

The Board noted that the Advisor had contractually agreed to maintain an expense limitation for the Fund of 0.65% (the “Expense Cap”).  The Board noted that the Fund’s total expense ratio was below its peer group median and average.  Additionally, the Board considered that when the Fund’s peer group was adjusted to include only funds with similar asset sizes, the total expense ratio was below the median and average.  The Board noted that the Fund’s contractual advisory fee was below its peer group median and average, as well as below the median and average of its peer group when adjusted to include only funds with similar asset sizes.  The Board also took into consideration the services the Advisor provided to its similarly managed account clients, comparing the fees charged for those management services to the management fees charged to the Fund.  The Board found that the management fees charged to the Fund were lower than or higher than the fees charged to the Advisor’s similarly managed account clients depending on the asset level.

The Board determined that it would continue to monitor the appropriateness of the advisory fee for the Fund and concluded that, at this time, the fees to be paid to the Advisor were fair and reasonable.

4.
ECONOMIES OF SCALE.  The Board also considered whether economies of scale were being realized by the Advisor that should be shared with shareholders.  In this regard, the Board noted that the Advisor contractually agreed to reduce its advisory fees or reimburse Fund expenses so that the Fund does not exceed its specified Expense Cap. In this regard, the Board noted that the Market Leaders Value Fund advisory fees included breakpoints and that the breakpoints were currently in effect for the Fund. The Board noted that at current asset levels, it did not appear that there were additional significant economies of scale being realized by the Advisor and concluded that it would continue to monitor economies of scale in the future as circumstances changed and assuming asset levels continued to increase.

5.
THE PROFITS TO BE REALIZED BY THE ADVISOR AND ITS AFFILIATES FROM THEIR RELATIONSHIP WITH THE FUND.  The Board reviewed the Advisor’s financial information and took into account both the direct benefits and the indirect benefits to the Advisor from advising the Fund.  The Board also considered that the Fund does not charge a Rule 12b-1 fee or utilize “soft dollars.” The Board considered the profitability to the Advisor from its relationship with the Fund and considered any additional material benefits derived by the Advisor from its relationship with the Fund.  After such review, the Board determined that the profitability to the Advisor with respect to the Advisory Agreement was not excessive, and that the Advisor had maintained adequate profit levels to support the services it provides to the Fund.

No single factor was determinative of the Board’s decision to approve the continuance of the Advisory Agreement for the Fund, but rather the Trustees based their determination on the total mix of information available to them.  Based on a consideration of all the factors in their totality, the Trustees determined that the advisory arrangements with the Advisor, including the advisory fees, were fair and reasonable to the Fund.  The Board, including a majority of the Independent Trustees, therefore determined that the continuance of the Advisory Agreement for the Fund would be in the best interests of the Fund and its shareholders.

O’Shaughnessy Market Leaders Value Fund

Statement Regarding Liquidity Risk Management Program
(Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated a committee at the Advisor to serve as the administrator of the program. The Advisor’s committee conducts the day-to-day operation of the program pursuant to policies and procedures administered by the committee.

Under the program, the Advisor’s committee manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The committee’s process of determining the degree of liquidity of the Fund’s investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the committee regarding the operation and effectiveness of the program for the period June 1, 2019 through June 30, 2020. No significant liquidity events impacting the Fund were noted in the report. In addition, the committee provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

O’Shaughnessy Market Leaders Value Fund

Notice to Shareholders
at January 31, 2021 (Unaudited)

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING POLICIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-877-291-7827 or on the U.S. Securities and Exchange Commission’s (SEC’s) website at http://www.sec.gov.

HOW TO OBTAIN A COPY OF THE FUND’S PROXY VOTING RECORDS FOR THE 12-MONTH PERIOD ENDED JUNE 30

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-877-291-7827.  Furthermore, you can obtain the Fund’s proxy voting records on the SEC’s website at http://www.sec.gov.

QUARTERLY FILINGS ON FORM N-PORT

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at http://www.sec.gov. Information included in the Fund’s Form N-PORT is also available by calling 1-877-291-7827.

HOUSEHOLDING

In an effort to decrease costs, the Fund intends to reduce the number of duplicate prospectuses, annual and semi-annual reports, proxy statements and other similar documents you receive by sending only one copy of each to those addresses shared by two or more accounts and to shareholders the Transfer Agent reasonably believes are from the same family or household.  Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 1-877-291-7827 to request individual copies of these documents.  Once the Transfer Agent receives notice to stop householding, the Transfer Agent will begin sending individual copies thirty days after receiving your request. This policy does not apply to account statements.

O’Shaughnessy Market Leaders Value Fund

Privacy Notice

The Fund collects non-public information about you from the following sources:

• Information we receive about you on applications or other forms;

• Information you give us orally; and/or

• Information about your transactions with us or others.

We do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated and unaffiliated third parties with whom we have contracts for servicing the Fund.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities.  We maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared by those entities with unaffiliated third parties.

(This Page Intentionally Left Blank.)

Investment Advisor
O’Shaughnessy Asset Management, LLC
6 Suburban Avenue
Stamford, Connecticut 06901

Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, Pennsylvania 19102

Legal Counsel
Sullivan & Worcester LLP
1633 Broadway, 32nd Floor
New York, New York 10019

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.  For a current prospectus, please call 1-877-291-7827.

(b)    Not Applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a)	Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

(b)	Not Applicable.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b)	Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer/Principal Executive Officer and Vice President/Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  4/8/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Jeffrey T. Rauman
Jeffrey T. Rauman, President/Chief Executive
Officer/Principal Executive Officer

Date  4/8/21

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Vice President/Treasurer/Principal
Financial Officer

Date  4/8/21

* Print the name and title of each signing officer under his or her signature